THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 6, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT WHICH WAS WITHDRAWN ON APRIL 8, 2005.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |X|; Amendment Number: 1


This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.


Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  152 West 57th Street
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                 New York, New York            April 7, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       1

Form 13F Information Table Value Total:   $26,415
                                         (thousands)


List of Other Included Managers:  None


                                                                                                        VOTING AUTHORITY
                    TITLE                   VALUE       SHRS  OR     SH/  PUT/   INVESTMENT   OTHER
NAME OF ISSUER      OF CLASS     CUSIP      (x 1000)    PRN AMT      PRN  CALL   DISCRETION   MANAGERS   SOLE      SHARED   NONE
--------------      --------     -----      --------    -------      ---  ----   ----------   --------   ----      ------   ----
FLOWSERVE CORP      COM          34354P105   26,415     1,260,850    SH          SOLE          NONE       1,260,850




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